Share-Based Payments - Impact on Net Income (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment expense	$ 523	$ 481	$ 419
Tax benefit for share-based compensation expense	(173)	(149)	(139)
Share-based payment expense, net of tax	350	332	280
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment expense	249	235	228
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment expense	140	157	166
Portfolio Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment expense	56	14	0
Total Shareholder Return Units (TSRU) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment expense	37	35	17
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment expense	34	35	3
Directors' compensation [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment expense	$ 7	$ 5	$ 5